OTHER ASSETS	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
OTHER ASSETS

19. Other Assets

($ millions)	December 31 2020	December 31 2019

Investments	323	289

Prepaids and other	954	905

	1 277	1 194

Prepaids and other includes long-term accounts receivable related to deposits paid on Notices of Reassessments that have been received from the Canada Revenue Agency (CRA) and are unlikely to be settled within one year.